Summary of Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	Depreciation is computed using the straight-line method over the estimated useful lives of the assets.
Estimated useful lives (years)
Electronic equipment	2 – 5
Office facilities	2 – 5
Machinery equipment	3 – 5
Vehicles	4 – 5

Schedule of Estimated Useful Lives of Intangible Assets	The estimated useful lives of the Company’s intangible assets are listed below:
Estimated useful lives (years)
Patent right	20

Schedule of Revenue by Major Product Line

Revenue by major product line

	For The Years Ended October 31,
	2024	2023	2022
Wastewater treatment revenue	$2,468,097	2,355,126	$650,308
River water quality management revenue	6,864,631	4,436,214	1,910,425
Product sales revenue	2,192,864	2,648,445	1,008,042
Others	16,700	7,549	24,927
Total Revenue	$11,542,292	9,447,334	3,593,702

Schedule of Contract Liabilities	The contract assets as of October 31, 2024 and 2023 are as follows:
	October 31, 2024	October 31, 2023
Contract assets for wastewater treatment revenue	$281,548	$5,467
Contract assets for river water quality management revenue	322,431	139,409
Total	$603,979	$144,876

Schedule of Foreign Currency Translation of Financial Statement Items

Translation of amounts from RMB into U.S. dollars has been made at the following exchange rates:

Balance sheet items, except for equity accounts
October 31, 2024	RMB7.1178 to $1
October 31, 2023	RMB7.3166 to $1

Income statement and cash flows items
For the year ended October 31, 2024	RMB7.1855 to $1
For the year ended October 31, 2023	RMB7.0637 to $1
For the year ended October 31, 2022	RMB6.6150 to $1